LEASE - Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Finance lease obligations-Prior standards
Within 1 year			¥ 352,524
After 1 year but within 2 years			453,891
After 2 years but within 3 years			286,468
After 3 years but within 4 years			282,627
After 4 years but within 5 years			292,481
After 5 years			3,926,028
Total undiscounted lease payments			5,594,019
Less: total future interest			(2,300,484)
Present value of lease obligations			3,293,535
Finance lease obligations
Within 1 year	¥ 502,261
After 1 year but within 2 years	399,200
After 2 years but within 3 years	399,843
After 3 years but within 4 years	414,126
After 4 years but within 5 years	429,902
After 5 years	5,905,408
Total undiscounted lease payments	8,050,740
Less: total future interest	(3,387,232)
Present value of lease obligations	4,663,508
Other financing obligations
Within 1 year	32,232		37,150
After 1 year but within 2 years	37,462		80,276
After 2 years but within 3 years	72,845		107,497
After 3 years but within 4 years	69,248		111,616
After 4 years but within 5 years	65,688		113,667
After 5 years	163,480		1,878,098
Total undiscounted lease payments	440,955		2,328,304
Less: total future interest	(121,742)		(1,160,108)
Less: estimated construction costs	(9,127)		(160,506)
Other financing obligations	310,086		1,007,690
Total of finance lease and other financing obligations
Within 1 year	534,493		389,674
After 1 year but within 2 years	436,662		534,167
After 2 years but within 3 years	472,688		393,965
After 3 years but within 4 years	483,374		394,243
After 4 years but within 5 years	495,590		406,148
After 5 years	6,068,888		5,804,126
Total undiscounted lease payments	8,491,695		7,922,323
Less: total future interest	(3,508,974)		(3,460,592)
Less: estimated construction costs	(9,127)		(160,506)
Present value of total obligations	4,973,594		4,301,225
Finance lease and other financing obligations, current	222,473		166,898
Finance lease and other financing obligations, non-current	4,751,121	¥ 3,802,410	¥ 4,134,327
Operating lease obligations
Within 1 year	97,993
After 1 year but within 2 years	72,046
After 2 years but within 3 years	64,151
After 3 years but within 4 years	64,086
After 4 years but within 5 years	64,547
After 5 years	880,855
Total undiscounted lease payments	1,243,678
Less: total future interest	(478,541)
Operating Lease, Liability, Total	765,137
Operating lease liabilities, current	55,139	67,006
Operating lease liabilities, non-current	709,998	¥ 416,601
Total
Within 1 year	632,486
After 1 year but within 2 years	508,708
After 2 years but within 3 years	536,839
After 3 years but within 4 years	547,460
After 4 years but within 5 years	560,137
After 5 years	6,949,743
Total undiscounted lease payments	9,735,373
Less: total future interest	(3,987,515)
Less: estimated construction costs	(9,127)
Present value of lease obligations	5,738,731
Including:- Current portion	277,612
Including:- Non-current portion	5,461,119
Other disclosures
Total future lease payments for additional leases that have not yet commenced, primarily for data center buildings	¥ 815,472
Weighted average effective interest rate of capital and built-to-suit leases (as a percent)			6.99%
Data center building leases | Minimum
Other disclosures
Lease terms	1 year
Data center building leases | Maximum
Other disclosures
Lease terms	20 years